SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,405,006.12	71,458.12	127,169	12,540
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0.06	0.06	1	1
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,306	109	105	121
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0.06	0.06	1	1
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	529,536	71,349	127,062	12,417